Note 16 - Segmented Information - Segment Earnings (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Total Assets	$ 1,474,058	$ 1,302,004		$ 1,474,058
Total Liabilities	1,065,625	743,410		1,065,625
Segmented revenue	117,545		$ 186,518	1,124,714	$ 1,227,032
Segmented direct costs	45,609		73,979	120,031	167,185
Selling, general and administrative expenses	219,617		303,739	650,534	928,363
Net Profit for the Period	(342,182)	119,279	(156,550)	(226,053)	(223,435)
Foreign exchange gain (loss)	(21,415)		(14,968)	(28,739)	48,988
Interest expense and other financial expense	(10,371)		(4,108)	(34,918)	(43,032)
Share-based payment	(24,356)		(14,468)	(81,115)	(87,539)
Other comprehensive loss		$ 35,781		(5,223)	(3,579)
Total Comprehensive Income	(320,519)		(160,765)	(231,276)	(227,014)
Online English language learning segment [member]
Statement Line Items [Line Items]
Total Assets	83,575		241,658	83,575	241,658
Total Liabilities	210,011		85,670	210,011	85,670
Segmented revenue				204,632	297,022
Segmented direct costs				53,916	98,870
Selling, general and administrative expenses				117,510	264,754
Net Profit for the Period				(121,555)	(189,020)
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Total Assets	1,352,840		1,067,041	1,352,840	1,067,041
Total Liabilities	434,559		145,319	434,559	145,319
Segmented revenue				920,082	930,010
Segmented direct costs				66,116	68,315
Selling, general and administrative expenses				128,115	777,497
Net Profit for the Period				445,723	633,955
Head office [member]
Statement Line Items [Line Items]
Total Assets	37,643		76,182	37,643	76,182
Total Liabilities	421,054		739,613	421,054	739,613
Segmented revenue
Segmented direct costs
Selling, general and administrative expenses				404,909	586,112
Net Profit for the Period				(405,449)	(586,787)
Total operating segments [member]
Statement Line Items [Line Items]
Total Assets	1,474,058		1,384,881	1,474,058	1,384,881
Total Liabilities	$ 1,065,624		$ 970,602	1,065,624	970,602
Segmented revenue				1,124,714	1,227,032
Segmented direct costs				120,031	167,185
Selling, general and administrative expenses				650,534	928,363
Net Profit for the Period				$ (81,281)	$ (141,852)